UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES
(Address of principal executive offices)		(Zip code)

Keith A. C. Swinley c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES

Copy to: Lorraine McFarlane c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

TABLE OF CONTENTS

Page

Schedules of Investments

MCBT Opportunistic EAFE Fund
MCBT Global Emerging Markets Fund
MCBT Japan Mid Cap Fund
MCBT Pan European Mid Cap Fund

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)
COMMON STOCKS † - 94.6%
EUROPE - 65.7%
AUSTRIA - 2.6%
OMV	11,360	$529,096
TOTAL AUSTRIA - (Cost $369,900)		529,096

BELGIUM - 1.8%
KBC Groupe	4,644	370,351
TOTAL BELGIUM - (Cost $367,414)		370,351

FRANCE - 6.9%
LVMH Moet Hennessy Louis Vuitton	3,986	331,413
Vallourec	984	357,810
Vinci	5,618	455,180
Vivendi Universal	8,451	269,068
TOTAL FRANCE - (Cost $947,850)		1,413,471

GERMANY - 3.9%
Deutsche Telekom	18,670	370,696
RWE	6,196	415,286
TOTAL GERMANY - (Cost $704,471)		785,982

GREECE - 2.7%
National Bank of Greece	9,370	343,447
Titan Cement	5,940	201,585
TOTAL GREECE - (Cost $532,567)		545,032

IRELAND - 1.6%
Anglo Irish Bank	23,689	317,493
TOTAL IRELAND - (Cost $204,032)		317,493

ITALY - 4.1%
Autogrill	13,829	195,743
Telecom Italia	125,428	337,732
UniCredito Italiano*	55,759	295,544
TOTAL ITALY - (Cost $615,774)		829,019

NETHERLANDS - 1.8%
Philips Electronics*	13,411	364,200
TOTAL NETHERLANDS - (Cost $338,360)		364,200

SINGAPORE - 1.2%
Singapore Telecommunications*	150,000	250,105
TOTAL SINGAPORE - (Cost $245,468)		250,105

SPAIN - 1.6%
Banco Bilbao Vizcaya Argentaria	19,986	337,193
TOTAL SPAIN - (Cost $213,371)		337,193

		US$
	Shares	Value(a)
COMMON STOCKS † - Continued
EUROPE - Continued
SWEDEN - 5.3%
Sandvik	6,003	240,012
SKF, Series B*	33,528	396,111
Telefonaktiebolaget LM Ericsson, Series B	132,265	453,032
TOTAL SWEDEN - (Cost $1,032,387)		1,089,155

SWITZERLAND - 5.0%
ABB*	39,283	267,971
Baloise Holding	8,109	424,004
Zurich Financial Services*	1,845	328,261
TOTAL SWITZERLAND - (Cost $940,275)		1,020,236

UNITED KINGDOM - 27.2%
BHP Billiton	20,021	284,057
BP	65,135	721,316
GlaxoSmithKline	26,441	623,766
Hanson	30,262	304,515
HSBC Holdings	36,361	590,409
Prudential	39,570	373,466
Royal Bank of Scotland Group	16,803	500,744
Royal Dutch Shell, B Shares	19,712	626,289
UBS	6,764	556,528
Vodafone Group	293,622	756,731
Wolseley	9,555	199,357
TOTAL UNITED KINGDOM - (Cost $5,076,817)		5,537,178
TOTAL EUROPE - (Cost $11,588,686)		13,388,511

JAPAN - 20.3%
Aeon	15,400	250,208
Bank Of Yokohama	36,000	204,588
Canon	6,100	302,107
Denso	12,800	309,553
Fujitsu	36,000	201,701
JSR	15,500	307,197
Mitsui	32,000	308,983
Mizuho Financial Group	93	419,997
Onward Kashiyama	11,000	149,423
Orix	2,200	325,694
Sekisui Chemical	29,000	188,055
Sumitomo Electric Industries	21,000	235,880
Takeda Chemical Industries	7,200	368,770
THK	14,600	323,823
Tokyu	55,000	236,138
TOTAL JAPAN - (Cost $3,734,922)		4,132,117

		US$
	Shares	Value(a)
COMMON STOCKS † - Continued
LATIN AMERICA - 1.5%
BRAZIL - 1.5%
Petroleo Brasileiro, ADR	6,700	306,324
TOTAL BRAZIL - (Cost $251,042)		306,324
TOTAL LATIN AMERICA - (Cost $251,042)		306,324

OTHER AREAS - 1.2%
INDIA - 1.2%
ICICI Bank, ADR	9,626	254,223
TOTAL INDIA - (Cost $203,240)		254,223
TOTAL OTHER AREAS - (Cost $203,240)		254,223

PACIFIC BASIN - 5.9%
AUSTRALIA - 1.0%
National Australia Bank	8,519	202,087
TOTAL AUSTRALIA - (Cost $200,925)		202,087

HONG KONG - 3.1%
Esprit Holdings	40,500	302,116
Hutchison Whampoa	34,000	332,341
TOTAL HONG KONG - (Cost $598,573)		634,457

INDONESIA - 0.9%
Astra International	132,500	178,378
TOTAL INDONESIA - (Cost $95,856)		178,378

THAILAND - 0.9%
Bangkok Bank	71,700	182,390
TOTAL THAILAND - (Cost $188,573)		182,390
TOTAL PACIFIC BASIN - (Cost $1,083,927)		1,197,312
TOTAL COMMON STOCKS † - (Cost $16,861,817)		19,278,487

PREFERRED STOCKS † - 1.5%
EUROPE - 1.5%
GERMANY - 1.5%
Porsche	385	305,401
TOTAL GERMANY - (Cost $265,943)		305,401
TOTAL EUROPE - (Cost $265,943)		305,401
TOTAL PREFERRED STOCKS † - (Cost $265,943)		305,401

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.9%
Repurchase Agreement with State Street Bank and Trust, 1.900%, 08/01/2005(b)	$995,000	995,000
TOTAL SHORT-TERM INVESTMENT - (Cost $995,000)		995,000

TOTAL INVESTMENTS - (Cost $18,122,760**) - 101.0%		20,578,888
OTHER ASSETS LESS LIABILITIES - (1.0)%		(196,257)
NET ASSETS - 100.0%		$20,382,631

Notes to Schedules of Investments

*              Non-income producing security.

(a)           The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At July 31, 2005, there were no fair valued securities in the Fund.

(b)           The repurchase agreement, dated 7/29/2005, due 8/1/2005 with repurchase proceeds of $995,158 is collateralized by United States Treasury Bond, 3.875% due 5/15/2009 with a market value of $1,016,016.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†              Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 0.7%, Auto Parts 1.5%, Automobiles 2.4%, Banks 15.7%, Banking and Insurance Serices 1.8%, Building and Construction 3.2%, Cement 1.0%, Construction and Building Materials 1.5%, Distribution Services 1.0%, Diversified 3.7%, Drugs & Health Care 4.9%, Electrical Equipment 1.2%, Electronics 2.8%, Engineering 1.3%, Financial Services 6.5%, Food & Beverages 1.6%, Industrial Machinery 2.8%, Insurance 5.5%, Metal Processors & Fabricators 1.9%, Mining 1.4%, Miscellaneous 1.5%, Multi Media 1.3%, Oil Integrated 4.6%, Oil & Gas 6.1%, Photography 1.5%, Plastics 1.5%, Restaurants 1.0%, Retail 1.5%, Retail Trade 1.2%, Steel Pipe & Tube 1.7%, Telecommunications 7.2%, Telecommunications Equipment 2.2%, Telecommunications Services 1.2% and Transportation 1.2%.

ADR	American Depositary Receipts
**

At July 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,626,439 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $170,311 and net appreciation for financial reporting purposes was $2,456,128. At July 31, 2005, aggregate cost for financial reporting purposes was $18,122,760.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)
COMMON STOCKS AND WARRANTS † - 95.9%
AFRICA - 9.7%
SOUTH AFRICA - 9.7%
ABSA Group	103,676	$1,446,308
Barloworld	261,250	3,951,035
Edgars Consolidated Stores	1,058,437	5,144,933
Impala Platinum Holdings	60,736	5,631,588
Lewis Group	461,047	2,915,529
Sasol	162,392	4,856,220
Standard Bank Group	571,884	6,161,003
Telkom South Africa	290,481	5,563,871
TOTAL SOUTH AFRICA - (Cost $21,872,633)		35,670,487
TOTAL AFRICA - (Cost $21,872,633)		35,670,487

EUROPE - 14.6%
HUNGARY - 2.1%
OTP Bank, GDR, 144A	102,668	7,792,501
TOTAL HUNGARY - (Cost $1,809,641)		7,792,501

LUXEMBOURG - 1.7%
Bharti Tele-Ventures Unitary CW, expiring 8/10/07*#^	953,537	6,205,619
TOTAL LUXEMBOURG - (Cost $5,447,564)		6,205,619

POLAND - 2.6%
Bank Zachodni WBK	148,833	5,106,220
Polimex Mostostal Siedlce#	356,897	4,258,978
TOTAL POLAND - (Cost $5,716,615)		9,365,198

RUSSIA - 6.1%
JSC MMC Norilsk Nickel, ADR	63,171	4,358,799
LUKOIL, ADR	196,564	8,127,921
Mobile Telesystems, ADR	180,300	6,393,438
OAO Gazprom, ADR	90,264	3,620,603
TOTAL RUSSIA - (Cost $16,745,419)		22,500,761

TURKEY - 2.1%
Arcelik	576,020	3,514,698
Turkiye Is Bankasi	702,399	3,994,812
TOTAL TURKEY - (Cost $5,557,824)		7,509,510
TOTAL EUROPE - (Cost $35,277,063)		53,373,589

LATIN AMERICA - 19.8%
BRAZIL - 13.2%
AES Tiete, A Shares #	202,366,000	3,762,584
Banco Itau Holding Financeira	20,590	3,888,647
Companhia Vale do Rio Doce, ADR	238,700	7,772,072
Localiza Rent a Car	649,700	3,754,548
Lojas Renner*	206,800	3,982,719
Obrascon Huarte Lain Brasil	315,000	2,374,372

		US$
	Shares	Value(a)
COMMON STOCKS AND WARRANTS † - Continued
LATIN AMERICA - Continued
BRAZIL - Continued
Petroleo Brasileiro, ADR	249,100	11,388,852
Tam*	337,300	2,683,710
Tele Norte Leste Participacoes, ADR	323,400	5,067,678
Uniao de Bancos Brasileiros	506,600	3,712,521
TOTAL BRAZIL - (Cost $33,429,288)		48,387,703

MEXICO - 6.6%
America Movil, Series L, ADR	289,650	6,447,609
Corporacion GEO, Series B*	3,298,900	9,128,425
Grupo Financiero Banorte, Series O	1,018,728	8,554,835
TOTAL MEXICO - (Cost $10,287,416)		24,130,869
TOTAL LATIN AMERICA - (Cost $43,716,704)		72,518,572

MIDDLE EAST - 2.2%
ISRAEL - 2.2%
Bank Hapoalim	1,401,769	4,715,189
Teva Pharmaceutical Industries, ADR	111,700	3,507,380
TOTAL ISRAEL - (Cost $7,569,590)		8,222,569
TOTAL MIDDLE EAST - (Cost $7,569,590)		8,222,569

OTHER AREAS - 6.4%
INDIA - 4.6%
Bharat Heavy Electrical, Unitary CW, expiring 1/23/08*#^	250,020	5,785,513
ICICI Bank, ADR	217,813	5,752,441
Tata Consultancy SVS, Unitary CW, expiring 12/9/07*#^	177,949	5,192,178
TOTAL INDIA - (Cost $14,901,191)		16,730,132

INVESTMENT COMPANIES - 1.8%
Taiwan Opportunities Fund*#(b)	496,467	6,647,693
The China Heartland Fund*#(b)^	16,206	62,231
TOTAL INVESTMENT COMPANIES - (Cost $5,087,808)		6,709,924
TOTAL OTHER AREAS - (Cost $19,988,999)		23,440,056

PACIFIC BASIN - 43.2%
CHINA - 1.8%
China Telecom, H Shares	17,396,000	6,712,154
TOTAL CHINA - (Cost $6,344,107)		6,712,154

HONG KONG - 2.3%
CNOOC	5,555,000	3,786,615
PetroChina, H Shares	5,040,000	4,505,122
TOTAL HONG KONG - (Cost $5,845,507)		8,291,737

INDONESIA - 2.0%
Astra International	5,514,000	7,423,233
TOTAL INDONESIA - (Cost $3,179,070)		7,423,233

		US$
	Shares	Value(a)
COMMON STOCKS AND WARRANTS † - Continued
PACIFIC BASIN - Continued

MALAYSIA - 3.8%
Airasia Berhad*	11,771,400	5,618,133
Tenaga Nasional	2,743,300	8,119,085
TOTAL MALAYSIA - (Cost $13,158,463)		13,737,218

SOUTH KOREA - 16.4%
Daelim Industrial	97,540	6,005,101
LG Card*	97,210	3,538,622
LG.Philips LCD, Sponsored ADR*	62,746	1,444,413
Locus*	7	35
Locus Technologies*	29	45
Samsung Electronics	45,700	25,232,581
Samsung Fire & Marine Insurance	73,980	6,709,024
SK	90,270	4,463,659
SK Telecom	29,215	5,595,759
Woori Finance Holdings	580,380	7,174,638
TOTAL SOUTH KOREA - (Cost $41,200,468)		60,163,877

TAIWAN - 14.8%
Advanced Semiconductor Engineering*	6,777,000	5,316,128
Cathay Financial Holding	3,928,000	7,851,070
Cathay Real Estate Development*	9,911,000	4,695,830
High Tech Computer	249,000	3,605,695
Hon Hai Precision Industry	1,139,000	6,397,270
Kye Systems	1	1
Taiwan Cement	7,657,000	4,757,094
Taiwan Green Point Enterprises	1,132,000	4,262,316
Taiwan Green Point Enterprises, expiring 8/4/05#	1,132,000	64,468
Taiwan Semiconductor Manufacturing	3,756,169	6,270,103
United Microelectronics*	5,900,000	4,174,616
Vanguard International	3,773,374	3,350,690
Yuanta Core Pacific Securities	4,801,925	3,518,197
TOTAL TAIWAN - (Cost $47,015,615)		54,263,478

THAILAND - 2.1%
Advanced Info Service #	1,417,100	3,332,752
Bangkok Bank	1,743,400	4,434,855
TOTAL THAILAND - (Cost $7,326,508)		7,767,607
TOTAL PACIFIC BASIN - (Cost $124,069,738)		158,359,304
TOTAL COMMON STOCKS AND WARRANTS † - (Cost $252,494,727)		351,584,577

	Principal	US$
	Amount	Value(a)
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement with State Street Bank and Trust, 1.900%, 08/01/2005(c)	$6,347,000	6,347,000
TOTAL SHORT-TERM INVESTMENT - (Cost $6,347,000)		6,347,000

TOTAL INVESTMENTS - (Cost $258,841,727**) - 97.6%		357,931,577
OTHER ASSETS LESS LIABILITIES - 2.4%		8,694,850
NET ASSETS - 100.0%		$366,626,427

Notes to Schedules of Investments

*              Non-income producing security.

#              Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

^              Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (see note (a) above).

(a)           The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At July 31, 2005, fair valued securities in the Fund amounted to $17,245,541 or 4.7% of its net assets.

(b)           Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd. and The China Heartland Fund Ltd.  Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.  At July 31, 2005, trading of shares of The China Heartland Fund Ltd. had been suspended pending liquidation of the entity.

(c)           The repurchase agreement, dated 7/29/2005, due 8/1/2005 with repurchase proceeds of $6,348,005 is collateralized by United States Treasury Bond, 3.875% due 5/15/2009 with a market value of $6,476,476.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†              Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 2.3%, Automobiles 2.0%, Auto Leasing 1.0%, Banks 12.8%, Building & Construction 4.1%, Cellular Telecommunications 2.4%, Computers 2.7%, Diversified 1.1%, Drugs & Health Care 1.0%, Electric Utilities 3.2%, Electronics 8.4%, Finance 5.7%, Financial Services 5.3%, Gas Integral 1.0%, Homebuilders 2.5%, Household Appliances & Home Furnishing 0.8%, Household Products 1.0%, Insurance 4.0%, Investment Companies 1.8%, Metals 3.3%, Mining 1.5%, Oil Integrated 6.6%, Oil & Gas 2.3%, Oil Refining & Marketing 1.2%, Plastics 1.2%, Public Thoroughfares 0.6%, Real Estate 1.3%, Retail Apparel & Shoes 2.5%, Semi-Conductor Components 1.5%, Semi-Conductor Manufacturing Equipment 2.6% and Telecommunications 8.2%.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**

At July 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $101,605,645 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $2,515,795 and net appreciation for financial reporting purposes was $99,089,850. At July 31, 2005, aggregate cost for financial reporting purposes was $258,841,727.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)
COMMON STOCKS AND CONVERTIBLE BONDS † - 99.0%
COMMON STOCKS - 96.5%
Air Water	115,000	$879,927
Aisin Seiki	121,800	2,858,798
Amada	90,000	643,745
Arnest One	56,600	1,293,181
Bank of Yokohama	127,000	721,739
Credit Saison	43,800	1,463,056
Daikin Industries	60,800	1,481,210
Daiwa House Industry	93,000	1,046,265
Diamond City	37,200	1,457,979
Edion	117,900	1,547,986
Fuji Machine Manufacturing	49,200	573,229
Fullcast	412	1,042,248
Geo	438	1,096,317
Goodwill Group	825	1,432,993
Hitachi Systems & Services	64,500	1,103,104
Itochu	290,000	1,511,157
JSR	106,000	2,100,833
Kamigumi	206,000	1,572,547
Keio Electric Railway	277,000	1,455,752
Konami Sports	57,000	916,955
Koyo Seiko	109,000	1,536,962
Kurita Water Industries	120,500	1,910,569
Lawson	16,000	574,355
Leopalace21	136,300	2,225,430
Mediceo Holdings Co Ltd	32,300	413,155
Mitsubishi Securities	177,000	1,508,832
Mitsui Fudosan	167,000	1,905,554
Mitsui Mining & Smelting	403,000	1,938,449
Mizuno	230,000	1,065,336
Nifco	72,900	1,116,893
Nippon Sanso	282,000	1,484,541
Nippon System Development	51,900	1,063,288
Nitto Denko	20,200	1,111,976
NOK	67,100	1,709,402
Nomura Research Institute	11,000	1,068,989
Obayashi	272,000	1,531,234
OBIC	12,300	2,117,837
Onward Kashiyama	109,000	1,480,648
Ootoya #	63,800	466,005
Orix	10,300	1,524,839
Ryoyo Electro	45,900	697,096
Sanden	167,000	730,388
Sanwa Shutter	254,000	1,472,890
Sapporo Hokuyo Holdings	149	1,128,134
Sekisui Chemical	176,000	1,141,300
Skylark	84,200	1,217,268

		US$
	Shares	Value(a)
COMMON STOCKS AND CONVERTIBLE BONDS † - Continued
COMMON STOCKS - Continued
Sumisho Auto Leasing	17,800	719,833
Sumitomo Electric Industries	106,000	1,190,629
TAC	146,800	836,877
Taisei Lamick	28,600	764,263
THK	69,900	1,550,358
TIS	35,200	1,034,695
Toppan Forms	8,700	100,774
Toyota Industries	47,600	1,365,270
Wakita	35,000	327,350
West Japan Railway	640	2,143,500
Xebio	36,800	1,255,458
Yamaha Motor	77,800	1,444,912
Zeon	117,000	967,140
TOTAL COMMON STOCKS - (Cost $70,627,350)		74,041,450

	Principal
	Amount
CONVERTIBLE BONDS - 2.5%
Lopro, 0.01%, 10/22/2011 (b)	¥102,000,000	987,610
Mimasu Semiconductor Industry, 0.01%, 11/30/2007 #(b)	¥92,000,000	934,218
TOTAL CONVERTIBLE BONDS - (Cost $1,781,073)		1,921,828
TOTAL COMMON STOCKS AND CONVERTIBLE BONDS † - (Cost $72,408,423)		75,963,278

TOTAL INVESTMENTS - (Cost $72,408,423**) - 99.0%		75,963,278
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 1.0%		741,420
NET ASSETS - 100.0%		$76,704,698

Notes to Schedules of Investments

#              Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)           The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At July 31, 2005, there were no fair valued securities in the Fund.

(b)           Zero coupon bond.

†              Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.9%, Auto Parts 12.1%, Auto Leasing 0.9%, Banks 2.4%, Building & Construction 5.4%, Business Services 1.4%, Chemicals 1.4%, Commercial Services 1.9%, Computer Services 1.3%, Computer Software 2.8%, Computers & Business Equipment 4.2%, Construction 1.4%, Construction Materials 0.4%, Electrical Equipment 1.6%, Electronics 2.1%, Financial Services 7.2%, General Trading 2.0%, Hotels & Restaurants 1.6%, Industrial Gases 1.1%, Industrial Machinery 3.6%, Lease Rental Obligations 1.9%, Leisure Time 4.2%, Medical Products 0.5%, Metals 2.5%, Miscellaneous 3.9%, Plastics 1.0%, Printing 0.1%, Real Estate 7.1%, Restaurants 0.6%, Retail 4.2%, School 1.1%, Tires & Rubber 4.0%, Transportation 6.6%. Warehousing & Harbor Transportation 2.1% and Water 2.5%.

¥	Par denominated in Japanese yen.
**

At July 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,382,350 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $2,827,495 and net appreciation for financial reporting purposes was $3,554,855. At July 31, 2005, aggregate cost for financial reporting purposes was $72,408,423.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

		US$
	Shares	Value(a)
COMMON STOCKS † - 97.4%
BELGIUM - 2.0%
UCB	38,168	$2,059,156
TOTAL BELGIUM - (Cost $1,864,910)		2,059,156

DENMARK - 6.8%
Carlsberg, B Shares	71,227	3,809,860
DSV	35,991	3,399,683
TOTAL DENMARK - (Cost $5,852,827)		7,209,543

FRANCE - 10.0%
Thomson	129,075	2,927,581
Vallourec	8,991	3,269,375
Vinci	53,263	4,315,461
TOTAL FRANCE - (Cost $6,857,531)		10,512,417

GERMANY - 13.4%
Hannover Rueckversicherung	80,950	3,063,350
Lanxess*	141,563	4,084,786
MLP	191,479	3,755,401
TUI*	124,137	3,256,739
TOTAL GERMANY - (Cost $12,271,231)		14,160,276

IRELAND - 3.7%
Anglo Irish Bank	287,809	3,857,374
TOTAL IRELAND - (Cost $1,564,145)		3,857,374

ITALY - 2.8%
Autogrill	211,417	2,992,512
TOTAL ITALY - (Cost $2,475,855)		2,992,512

LUXEMBOURG - 2.7%
Stolt-Nielsen	84,125	2,893,480
TOTAL LUXEMBOURG - (Cost $3,075,009)		2,893,480

NETHERLANDS - 12.8%
ASM International*	239,881	3,677,630
Buhrmann*	439,791	4,982,168
Euronext	83,106	3,265,897
Vedior	102,261	1,538,002
TOTAL NETHERLANDS - (Cost $13,316,786)		13,463,697

NORWAY - 12.0%
Petroleum Geo-Services*	173,850	4,209,832
Storebrand	485,011	4,825,050
Tomra Systems	666,376	3,617,866
TOTAL NORWAY - (Cost $9,058,188)		12,652,748

		US$
	Shares	Value(a)
COMMON STOCKS † - Continued
PORTUGAL - 3.5%
Banco Comercial Portugues (BCP)	1,426,339	3,650,315
TOTAL PORTUGAL - (Cost $3,626,661)		3,650,315

SPAIN - 7.1%
Cintra Concesiones de Infraestructuras de Transporte	207,619	2,500,584
Grupo Ferrovial	69,618	5,041,050
TOTAL SPAIN - (Cost $4,610,681)		7,541,634

SWEDEN - 5.4%
Holmen, Series B*	126,200	3,518,195
Swedish Match	170,538	2,135,568
TOTAL SWEDEN - (Cost $5,569,317)		5,653,763

SWITZERLAND - 6.0%
Baloise Holdings	59,461	3,109,102
Société Générale de Surveillance*	4,271	3,212,127
TOTAL SWITZERLAND - (Cost $5,820,223)		6,321,229

UNITED KINGDOM - 9.2%
Collins Stewart Tullett	449,794	3,960,346
London Stock Exchange	368,415	3,497,341
United Business Media	238,814	2,298,063
TOTAL UNITED KINGDOM - (Cost $9,364,812)		9,755,750
TOTAL COMMON STOCKS † - (Cost $85,328,176)		102,723,894

PREFERRED STOCKS † - 3.4%
GERMANY - 3.4%
ProSiebenSat.1 Media		3,595,138
TOTAL GERMANY - (Cost $2,831,890)		3,595,138
TOTAL PREFERRED STOCKS † - (Cost $2,831,890)		3,595,138

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement with State Street Bank and Trust, 1.900%, 08/01/2005(b)	$1,208,000	1,208,000
TOTAL SHORT-TERM INVESTMENT - (Cost $1,208,000)		1,208,000

TOTAL INVESTMENTS - (Cost $89,368,066**) - 101.9%		107,527,032
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (1.9)%		(2,018,799)
NET ASSETS - 100.0%		105,508,233

Notes to Schedules of Investments

*              Non-income producing security.

(a)           The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  At July 31, 2005, there were no fair valued securities in the Fund.

(b)           The repurchase agreement, dated 7/29/2005, due 8/1/2005 with repurchase proceeds of $1,208,191 is collateralized by United States Treasury Bond, 3.875% due 5/15/2009 with a market value of $1,236,236.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†              Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Audio Video Products 2.8%, Banks 7.1%, Brewery 3.6%, Building and Construction 8.9%, Business Services 1.5%, Chemicals 3.9%, Commercial Services 3.0%, Drugs & Healthcare 2.0%, Finance 3.3%, Financial Services 10.4%, Insurance 7.5%, Multi Media 3.4%, Office Furnishings & Supplies 4.7%, Oilfield Services 4.0%, Paper 3.3%, Public Thoroughfares 2.4%, Publishing 2.2%, Recycling 3.4%, Reinsurance 2.9%, Restaurants 2.8%, Semi-Conductor Manufacturing Equipment 3.5%, Steel Pipe Tube 3.1%, Tobacco 2.0%, Transportation 6.0% and Travel Services 3.1%.

**

At July 31, 2005 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,454,157 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $1,295,191 and net appreciation for financial reporting purposes was $18,158,966. At July 31, 2005, aggregate cost for financial reporting purposes was $89,368,066.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Timothy J.D. Hall
Name: Timothy J.D. Hall
Title: President
Date:	September 5, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2005	By:	/s/ Timothy J.D. Hall
Name: Timothy J.D. Hall
Title: President

Date: September 5, 2005	By:	/s/ Ralph Campbell
Name: Ralph Campbell
Title: Vice President and Treasurer

EXHIBIT LIST

3(i)      Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)     Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.